Credit risk (Details) - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Loan Receivables	¥ 248,350,000	¥ 753,043,000
Accrued Interest	157,726,000	443,359,000
Gross Loan Receivables	406,076,000	1,196,402,000
Credit Impairment Losses	(212,394,000)	(640,290,000)
Carrying Amount	193,682,000	556,112
Stage 1 [Member]
Statement [Line Items]
Loan Receivables	0	0
Accrued Interest	0	0
Gross Loan Receivables	0	0
Credit Impairment Losses	0	0
Carrying Amount	0	0
Stage 2 [Member]
Statement [Line Items]
Loan Receivables	0	0
Accrued Interest	0	0
Gross Loan Receivables	0	0
Credit Impairment Losses	0	0
Carrying Amount	0	0
Stage 3 [Member]
Statement [Line Items]
Loan Receivables	248,350,000	753,043,000
Accrued Interest	157,726,000	443,359,000
Gross Loan Receivables	406,076,000	1,196,402,000
Credit Impairment Losses	(212,394,000)	(640,290,000)
Carrying Amount	¥ 193,682,000	¥ 556,112,000